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                                  CERTIFICATION



Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Berger Institutional Products Trust (the "Registrant"). Registrant's 1933 Act No. is 033-63493 and Registrant's 1940 Act No. is 811-07367.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 15 ("PEA No. 15") on April 30, 2002, pursuant to Rule 485(b) of the 1933 Act, which became effective May 1, 2002, for the following funds:

                  Berger IPT - Growth Fund
                  Berger IPT - Large Cap Growth Fund
                  Berger IPT - Small Company Growth Fund
                  Berger IPT - International Fund
                  Berger IPT - Large Cap Value Fund
                  Berger IPT - Mid Cap Value Fund
                  Berger IPT - New Generation Fund

         3.       The text of PEA No. 15 has been filed electronically.


DATED:  May 6, 2002


                                         Berger Institutional Products Trust


                                         /s/  Anthony R. Bosch

                                         By:  Anthony R. Bosch
                                         Vice President